Expense Example - WisdomTree Efficient Long/Short U.S. Equity Fund - WisdomTree Efficient Long/Short U.S. Equity Fund	Dec. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	$ 281